42 Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenues (expenses)
General and administrative expenses	R$ (809,408)
Other operational income (expenses)	(256,475)
Result of equity in investees	193,547
Total operational expenses / income	(1,032,161)
Net income from continuing operations	3,834,172
Financial income (expenses)
Financial income	1,839,668
Financial expenses	(973,397)
Total financial results	866,271
Operating profit	5,119,537
Income tax and social contribution
Current	(1,260,469)
Deferred	(24,896)
Deferred income tax and social contribution	(1,285,365)
NET INCOME FROM CONTINUING OPERATIONS	3,834,172
Discontinued operations
Net income (loss) from discontinued operations	75,578
NET INCOME	3,909,750
Restated [Member]
Operating revenues (expenses)
General and administrative expenses		R$ (711,289)	R$ (706,844)
Other operational income (expenses)		(322,506)	(250,004)
Result of equity in investees		106,757	135,888
Total operational expenses / income		(1,102,810)	(926,374)
Net income from continuing operations		2,171,262	1,366,871
Financial income (expenses)
Financial income		729,506	797,107
Financial expenses		(1,184,870)	(1,210,252)
Total financial results		(455,364)	(413,145)
Operating profit		2,846,923	1,838,037
Income tax and social contribution
Current		(416,687)	(522,550)
Deferred		(258,974)	51,384
Deferred income tax and social contribution		(675,661)	(471,166)
NET INCOME FROM CONTINUING OPERATIONS		2,171,262	1,366,871
Discontinued operations
Net income (loss) from discontinued operations		(108,393)	77,133
NET INCOME		2,062,869	1,444,004
Companhia Paranaense de Energia - Copel [member]
Operating revenues (expenses)
General and administrative expenses	(79,762)
Other operational income (expenses)	(24,423)
Result of equity in investees	3,551,254
Total operational expenses / income	3,447,069
Net income from continuing operations	3,447,069
Financial income (expenses)
Financial income	335,485
Financial expenses	(86,076)
Total financial results	249,409
Operating profit	3,696,478
Income tax and social contribution
Deferred	127,503
Deferred income tax and social contribution	127,503
NET INCOME FROM CONTINUING OPERATIONS	3,823,981
Discontinued operations
Net income (loss) from discontinued operations	80,221
NET INCOME	R$ 3,904,202
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Shares	R$ 1.3343
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Basic and diluted earnings per share attributable to shareholders of parent company	1.36229
Companhia Paranaense de Energia - Copel [member] | Restated [Member]
Operating revenues (expenses)
General and administrative expenses		(59,907)	(67,292)
Other operational income (expenses)		1,244	11,696
Result of equity in investees		2,177,629	1,258,213
Total operational expenses / income		2,118,966	1,202,617
Net income from continuing operations		2,118,966	1,202,617
Financial income (expenses)
Financial income		209,679	301,729
Financial expenses		(235,033)	(238,355)
Total financial results		(25,354)	63,374
Operating profit		2,093,612	1,265,991
Income tax and social contribution
Current		(21,195)	(2,083)
Deferred		5,850	44,993
Deferred income tax and social contribution		(15,345)	42,910
NET INCOME FROM CONTINUING OPERATIONS		2,078,267	1,308,901
Discontinued operations
Net income (loss) from discontinued operations		(88,321)	98,162
NET INCOME		R$ 1,989,946	R$ 1,407,063
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Shares		R$ 0.72523	R$ 0.45683
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Basic and diluted earnings per share attributable to shareholders of parent company		0.6944	0.49109
Companhia Paranaense de Energia - Copel [member] | Class "A" preferred [member]
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Shares	1.76982
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Basic and diluted earnings per share attributable to shareholders of parent company	1.80062
Companhia Paranaense de Energia - Copel [member] | Class "A" preferred [member] | Restated [Member]
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Shares		0.89086	0.50251
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Basic and diluted earnings per share attributable to shareholders of parent company		0.8579	0.5402
Companhia Paranaense de Energia - Copel [member] | Class "B" preferred [member]
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Shares	1.46773
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 1.49852
Companhia Paranaense de Energia - Copel [member] | Class "B" preferred [member] | Restated [Member]
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Shares		0.79778	0.50251
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Basic and diluted earnings per share attributable to shareholders of parent company		R$ 0.76388	R$ 0.5402